LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Schedule of Lease-Related Assets and Liabilities

	Classification	December 31, 2021	December 31, 2020
Assets:

Operating lease assets	Operating lease right-of-use assets	$154,652	$123,928

Total lease assets		$154,652	$123,928

Liabilities:

Current lease liabilities	Accrued expenses and other liabilities	22,772	18,854
Long-term lease liabilities	Long-term lease liabilities	143,324	112,719

Total lease liabilities		$166,096	$131,573

Lease term and discount rate:	December 31, 2021	December 31, 2020

Weighted-average remaining lease term — operating leases	8.82 years	8.99 years
Weighted-average discount rate — operating leases	2.12%	4.03%

Schedule of Components of Operating Lease Cost
	December 31, 2021	December 31, 2020
Operating lease cost:

Operating lease expense	$25,083	$16,388
Variable lease expense	2,985	4,126
Short-term lease expense	20	158
Sublease income	(819)	(776)

Total operating lease cost	$27,269	$19,896

Schedule of Operating Lease Liabilities
December 31,

2022	$25,995
2023	23,781
2024	20,769
2025	18,798
2026	17,729
2027 and thereafter	75,135

Total future lease payments (1, 2)	182,207
Less imputed interest	(16,111)

Total	$166,096

Schedule of Supplemental Cash Flow Information
	December 31, 2021	December 31, 2020
Cash paid for amounts included in measurement of lease liabilities:

Operating cash flows for operating leases	$24,051	$16,100

Right-of-use assets obtained in exchange for new operating lease liabilities:

Operating leases	$57,342	$64,901